GENERAL INFORMATION	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1 -       GENERAL INFORMATION

                        A.         General

1)
Check Cap Ltd. (together with its wholly-owned subsidiary, the "Company") was incorporated under the laws of the state of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap U.S. Inc., incorporated under the laws of the United States (U.S.) on May 15, 2015.

3)
The Company is a clinical-stage medical diagnostics company developing C-Scan®, the first capsule-based system for preparation-free colorectal cancer screening (the "C-Scan system"). Utilizing innovative ultra-low dose X-ray and wireless communication technologies, the capsule generates information on the contours of the inside of the colon as it passes naturally. This information is used to create a 3D map of the colon, which allows physicians to look for polyps and other abnormalities. Designed to improve the patient experience and increase the willingness of individuals to participate in recommended colorectal cancer screening, the C-Scan system removes many frequently-cited barriers, such as laxative bowel preparation, invasiveness and sedation.

4)	On February 24, 2015 the Company consummated an Initial Public Offering in the U.S. (the "IPO") concurrently with a Private Placement (the "Private Placement").

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants (the "August 2016 RD Offering").

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants (the "June 2017 RD Offering").

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants (the "November 2017 RD Offering").

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and warrants.

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares, and pre-funded warrants and warrants. See Note 5(A).

The Company's ordinary shares, Series A Warrants and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK", "CHEKW" and CHEKZ” respectively.

5)	The consolidated financial statements of the Company as of and for the six months ended June 30, 2019 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

B.        Going concern and management plans

The accompanying unaudited consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses net of $6.5 million and $4.8 million for the six months ended June 30, 2019 and 2018, respectively. As of June 30, 2019, the Company's accumulated deficit was $69.8 million. The Company has funded its operations to date primarily through equity financing and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "IIA") (formerly the Office of the Chief Scientist of the Ministry of Economy and Industry (the "OCS)).

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other funding transactions. While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

During the six months ended June 30, 2019, the Company consummated a registered direct offering and received gross proceeds (before deducting issuance expenses) of approximately $7.5 million.  (see Note 3A).

The Company believes that current cash on hand will be sufficient to fund operations into February 2020. Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the Company's C-Scan system, which will result in a negative cash flow from operating activity. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists. In the event the Company is unable to successfully raise additional capital during or before the end of 2019, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects and clinical trials, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company's unaudited consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty